Business Segments	12 Months Ended
Dec. 31, 2012
Business Segments
Business Segments

NOTE 15. Business Segments

3M's businesses are organized, managed and internally grouped into segments based on differences in markets, products, technologies and services. Effective in the first quarter of 2013 (as discussed below), 3M manages its operations in five operating business segments: Industrial; Safety and Graphics; Electronics and Energy; Health Care; and Consumer. 3M's five business segments bring together common or related 3M technologies, enhancing the development of innovative products and services and providing for efficient sharing of business resources. These segments have worldwide responsibility for virtually all 3M product lines. 3M is not dependent on any single product/service or market. Transactions among reportable segments are recorded at cost. 3M is an integrated enterprise characterized by substantial intersegment cooperation, cost allocations and inventory transfers. Therefore, management does not represent that these segments, if operated independently, would report the operating income information shown. The difference between operating income and pre-tax income relates to interest income and interest expense, which are not allocated to business segments.

Effective in the first quarter of 2013, 3M completed a realignment of its business groups (segments) to better serve global markets and customers. This realignment included:

  The alignment of divisions into five business groups (segments) as further described below.
  The combination of certain existing divisions into new divisions. These included Traffic Safety and Security Division (reflecting the combination of the former Traffic Safety Systems Division and Security Systems Division) and the Optical Systems Division (reflecting the combination of the former Optical Systems Division and Mobile Interactive Solutions Division).
  The movement of certain product lines between various divisions within and across certain business segments.

In addition to the above, there were also changes to dual credit amounts as a result of the realigned structure. The new structure is comprised of five business segments: Industrial, Safety and Graphics, Electronics and Energy, Health Care, and Consumer.

Industrial: This business segment, previously referred to as Industrial and Transportation, is largely unchanged, except for the transfer of the Renewable Energy Division to the Electronics and Energy business segment.

Safety and Graphics: This business segment includes Architectural Markets, Building and Commercial Services, Commercial Graphics, Industrial Mineral Products, Personal Safety, and Traffic Safety and Security. This new business segment also reflects movement of certain product lines between various divisions.

Electronics and Energy: This business segment includes Communication Markets, Electrical Markets, Electronics Markets Materials, Electronic Solutions, Infrastructure Protection, Optical Systems, Renewable Energy, and 3M Touch Systems. This new business segment also reflects the movement of certain product lines between various divisions.

Health Care: This business segment is largely unchanged, except for the movement of certain product lines between various divisions.

Consumer: This business segment, previously referred to as Consumer and Office, is largely unchanged, except for the movement of certain product lines between various divisions.

Business Segment Products

Business Segment	Major Products
Industrial	Tapes, coated and nonwoven abrasives, adhesives, specialty materials, filtration products, closure systems for personal hygiene products, acoustic systems products, automotive components, abrasion-resistant films, structural adhesives and paint finishing and detailing products

Safety and Graphics	Personal protection products, traffic safety and security products, commercial graphics systems, commercial cleaning and protection products, floor matting, roofing granules for asphalt shingles, and track and trace solutions

Electronics and Energy	Optical films solutions for electronic displays, projection solutions, packaging and interconnection devices, insulating and splicing solutions for the electronics, telecommunications and electrical industries, touch screens and touch monitors, renewable energy component solutions, and infrastructure protection products

Health Care	Medical and surgical supplies, skin health and infection prevention products, drug delivery systems, dental and orthodontic products, health information systems and food safety products

Consumer	Sponges, scouring pads, high-performance cloths, consumer and office tapes, repositionable notes, indexing systems, construction and home improvement products, home care products, protective material products, and consumer and office tapes and adhesives

Business Segment Information

	Net Sales			Operating Income
(Millions)	2012	2011	2010	2012	2011	2010
Industrial	$9,943	$9,629	$8,116	$2,236	$1,983	$1,720
Safety and Graphics	5,471	5,458	4,873	1,217	1,237	1,138
Electronics and Energy	5,458	5,732	5,632	1,026	1,140	1,207
Health Care	5,138	5,011	4,492	1,641	1,484	1,357
Consumer	4,386	4,230	3,926	943	855	859
Corporate and Unallocated	4	9	11	(471)	(420)	(278)
Elimination of Dual Credit	(496)	(458)	(388)	(109)	(101)	(85)
Total Company	$29,904	$29,611	$26,662	$6,483	$6,178	$5,918

	Assets			Depreciation & Amortization			Capital Expenditures
(Millions)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Industrial	$8,587	$7,553	$6,486	$323	$337	$312	$415	$383	$304
Safety and Graphics	5,111	4,975	4,979	238	251	225	190	204	157
Electronics and Energy	5,512	5,296	5,196	266	255	243	350	274	293
Health Care	4,296	4,190	4,181	169	199	130	113	159	78
Consumer	2,445	2,423	2,169	110	102	101	105	98	70
Corporate and Unallocated	7,925	7,179	7,145	182	92	109	311	261	189
Total Company	$33,876	$31,616	$30,156	$1,288	$1,236	$1,120	$1,484	$1,379	$1,091

Corporate and unallocated operating income includes a variety of miscellaneous items, such as corporate investment gains and losses, certain derivative gains and losses, certain insurance-related gains and losses, certain litigation and environmental expenses, corporate restructuring charges and certain under- or over-absorbed costs (e.g. pension, stock-based compensation) that the Company may choose not to allocate directly to its business segments. Because this category includes a variety of miscellaneous items, it is subject to fluctuation on a quarterly and annual basis.

3M business segment reporting measures include dual credit to business segments for certain U.S. sales and related operating income. Management evaluates each of its five operating business segments based on net sales and operating income performance, including dual credit U.S. reporting to further incentivize U.S. sales growth. As a result, 3M provides additional (“dual”) credit to those business segments selling products in the U.S. to an external customer when that segment is not the primary seller of the product. For example, certain respirators are primarily sold by the Personal Safety Division within the Safety and Graphics business segment; however, the Industrial business segment also sells this product to certain customers in its U.S. markets. In this example, the non-primary selling segment (Industrial) would also receive credit for the associated net sales it initiated and the related approximate operating income. The assigned operating income related to dual credit activity may differ from operating income that would result from actual costs associated with such sales. The offset to the dual credit business segment reporting is reflected as a reconciling item entitled “Elimination of Dual Credit,” such that sales and operating income for the U.S. in total are unchanged.